Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by Nature [Line Items]
Incurred expenses	$ 2,889	$ 1,185	$ 5,135
Other income	111,929	84,525	148,625
Sale of assets	47,227	22,467	19,617
Insurance recovery total value	2,792	50	21,305
Tax refund	14,842	6,993	48,825
Rental income	5,902
Insurance claim recoveries	2,792
Quota gain	1,502
Government grant income	2,093
Other expenses	75,529	189,254	122,228
Restructuring expenses total	31,354
Loss on sale of assets	19,275	16,859	37,652
Restructuring expenses	31,354	93,383
Subsidiary PPC [Member]
Expenses by Nature [Line Items]
Restructuring expenses total		93,388	44,338
Restructuring expenses	$ 31,354	$ 96,616	$ 53,275